BANK FINANCING AND OTHER THIRD-PARTY FINANCING (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Xtribe PLC [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF BANK FINANCING AND OTHER THIRD-PARTY FINANCING

As of June 30, 2024 and December 31, 2023, bank financing and other third-party financing consisted of the following:

	June 30, 2024	December 31, 2023
Overdraft *	$110	$828

Loan from bank - current portion *	13,895	9,379
Loan from bank - net of current portion	-	10,211
Total loan from bank	14,005	19,590

Convertible loans, current	$50,000	$50,000
Convertible loans, long term	-	437,599
Total convertible loans	50,000	487,599
Other loans	$436,158	$436,158

Total	$500,163	$944,175

*	-	These balances are included in the Bank financing and other third-party financing, current on the accompanying consolidated balance sheets.

As of December 31, 2023 and 2022, bank financing and other third-party financing consisted of the following:

	December 31, 2023	December 31, 2022
Overdraft *	$828	$225,358

Loan from bank - current portion *	9,379	6,694
Loan from bank - net of current portion	10,211	16,668
Total loan from bank	19,590	23,362

Convertible loans, current	$50,000	$50,000
Convertible loans, long term	437,599	437,599
Total convertible loans	487,599	487,599
Other loans	$436,158	$389,335

Total	$944,175	$1,125,654

*	-	These balances are included in the Bank financing and other third-party financing, current on the accompanying consolidated balance sheets.